CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Operating activities:
Net income	$ 243,000,000	$ 200,000,000	$ 157,000,000
Adjustments:
Depreciation and amortization	106,000,000	97,000,000	101,000,000
Share-based compensation	34,000,000	21,000,000	41,000,000
Debt issuance costs amortization	10,000,000	14,000,000	17,000,000
Accretion of premium (discount) of long-term debt	(1,000,000)		35,000,000
Change in fair value of contingent consideration			(4,000,000)
Change in fair value of interest rate cap			5,000,000
Refinancing costs and losses on early extinguishments of debt	14,000,000	33,000,000	18,000,000
Impairment of intangible assets		8,000,000
Changes in operating assets and liabilities:
Merchandise inventories	(38,000,000)	(21,000,000)	(19,000,000)
Prepaid expenses and other	(8,000,000)	(7,000,000)	(7,000,000)
Deferred income taxes	(4,000,000)	(2,000,000)	21,000,000
Accounts payable	102,000,000	(35,000,000)	38,000,000
Accrued interest	23,000,000	(10,000,000)
Accrued liabilities and other	(28,000,000)	(16,000,000)	5,000,000
Income taxes	(7,000,000)	18,000,000	(9,000,000)
Other long-term liabilities	3,000,000	(1,000,000)	10,000,000
Net cash provided by Operating Activities	449,000,000	299,000,000	409,000,000
Investing activities:
Additions to property and equipment	(112,000,000)	(124,000,000)	(109,000,000)
Net cash used in investing activities	(112,000,000)	(124,000,000)	(109,000,000)
Financing activities:
Issuance of PIK Notes due 2018	800,000,000
Borrowings on Restated Term Loan Credit Facility		1,640,000,000
Repayments on senior secured term loan facility	(12,000,000)	(1,996,000,000)	(50,000,000)
Borrowings on asset-based revolving credit facility	389,000,000	322,000,000	145,000,000
Payments on asset-based revolving credit facility	(390,000,000)	(321,000,000)	(145,000,000)
Issuance of senior notes due 2018		213,000,000
Repurchase of subordinated discount notes due 2016		(315,000,000)	(170,000,000)
Repurchase of senior subordinated notes due 2016	(403,000,000)		(7,000,000)
Issuance of senior subordinated notes due 2020	260,000,000
Payment of debt issuance costs and refinancing costs	(21,000,000)	(25,000,000)	(7,000,000)
Payments of dividends	(766,000,000)
Proceeds from stock options exercised	5,000,000
Repurchase of common stock	(8,000,000)
Payment of capital leases	(3,000,000)	(3,000,000)
Change in cash overdraft	(5,000,000)	(5,000,000)	(14,000,000)
Net cash used in financing activities	(154,000,000)	(490,000,000)	(248,000,000)
Net increase (decrease) in cash and equivalents	183,000,000	(315,000,000)	52,000,000
Cash and equivalents at beginning of period	56,000,000	371,000,000	319,000,000
Cash and equivalents at end of period	239,000,000	56,000,000	371,000,000
Supplemental Cash Flow Information:
Cash paid for interest	183,000,000	239,000,000	201,000,000
Cash paid for income taxes	$ 145,000,000	$ 108,000,000	$ 86,000,000